FRANKLIN TEMPLETON INVESTMENTS
                       500 East Broward Blvd., Suite 1200
                         Ft. Lauderdale, FL 33394-3091






May 2, 2002

Filed Via EDGAR (CIK #0000856138)
Securities and Exchange Commission Judiciary
Plaza 450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re: Templeton Global Opportunities Trust
          File Nos. 033-31267 and 811-5914

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2002.

Sincerely,

TEMPLETON GLOBAL OPPORTUNITIES TRUST



/s/ROBERT C. ROSSELOT
Senior Corporate Counsel